INTEREST INCOME	12 Months Ended
Dec. 31, 2023
INTEREST INCOME
INTEREST INCOME

19.    INTEREST INCOME

	Year ended December 31,
	2021	2022	2023

	(HK$ in thousands)
Interest income from:
Bank deposits	197,390	986,387	2,482,866
Margin financing	1,720,473	1,588,569	1,754,056
Securities lending	397,505	499,745	1,053,294
Stock-pledged loans	1,872	135,733	170,566
Treasury bills	—	—	68,556
IPO and other financing	200,958	3,893	7,084
Total	2,518,198	3,214,327	5,536,422